First Trust Dorsey Wright International Focus 5 ETF Shareholder Fees	Sep. 30, 2025
First Trust Dorsey Wright International Focus 5 ETF | First Trust Dorsey Wright International Focus 5 ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%